Acquisitions and disposals - Disposals (Details) € in Millions, $ in Billions		1 Months Ended		6 Months Ended
	Mar. 20, 2017	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Mar. 31, 2019 EUR (€)	Apr. 01, 2018 EUR (€)
Disposals
Foreign exchange gain (loss)				€ (59)	€ 2,079
Goodwill				(34,365)		€ (23,353)	€ (23,353)
Property, plant and equipment				(39,701)		(27,432)	(37,658)
Cash and cash equivalents				(5,866)		€ (13,637)	€ (13,637)
New zealand operations
Disposals
Proportion of ownership interest		100.00%	100.00%
Goodwill				(243)
Other intangible assets				(155)
Property, plant and equipment				(783)
Inventory				(29)
Trade and other receivables				(244)
Investments in associates and joint ventures				(4)
Current and deferred taxation				(11)
Short and long-term borrowings				215
Trade and other payables				261
Provisions				35
Net assets disposed				(958)
Net cash proceeds arising from the transaction		$ 3.4	€ 2,000	2,023
Other effects				35
Net gain/(loss) on transaction				1,100
Recycled foreign exchange losses				€ 59
Vodafone India (excluding interest in Indus Towers)
Disposals
Proportion of ownership interest	42.00%				42.00%
Other intangible assets					€ (6,138)
Property, plant and equipment					(3,091)
Trade and other receivables					(1,572)
Other investments					(6)
Cash and cash equivalents					(751)
Current and deferred taxation					(2,790)
Short and long-term borrowings					7,896
Trade and other payables					1,669
Provisions					720
Net assets disposed					(4,063)
Fair value of investment					2,467
Net cash proceeds arising from the transaction					320
Other effects					(2,144)
Net gain/(loss) on transaction					(3,420)
Recycled foreign exchange losses					2,079
Loss on disposal					€ 603